Goodwill	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill

Note 9. Goodwill

Changes in the carrying amount of goodwill for the periods presented in accompanying consolidated financial statements are as follows (in thousands):

Balance as of December 31, 2023	$326,011
Balance as of December 31, 2024	$326,011
Goodwill acquired	12,038
Balance as of December 31, 2025	$338,049

No impairment of goodwill was recognized for the years ended December 31, 2025, 2024 and 2023.